Note 14 - Related Party Transactions (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 14 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Unamortized Discount	$ 24,041		$ 42,534	$ 0
Chief Executive Officer [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			2,286,000
Due to Related Parties	96,324	32,502	32,502
Director [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			1,599,125
Former Director [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			1,645,625
Osprey South, LLC [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Operating Leases, Rent Expense	30,000	30,000	120,000	99,608
Accrued Rent	22,962	19,761	19,761	8,608
Chief Operating Officer [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Due to Related Parties	13,880	9,194	9,194
Convertible Notes Payable (in Dollars)			75,000
Debt Instrument, Unamortized Discount			42,534
Convertible Promissory Principal Amount	75,000
Former CFO [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Due to Related Parties				79,336
Chief Financial Officer [Member]
Note 14 - Related Party Transactions (Details) [Line Items]
Due to Related Parties	$ 2,059	$ 0